Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

The future minimum rental commitments under non-cancelable operating leases follow:
(MILLIONS OF DOLLARS)	2018	2019	2020	2021	2022	After 2022
Lease commitments	$209	$172	$150	$136	$123	$891